As filed with the Securities and Exchange Commission on December 21, 1995
                                        Securities Act Registration No. 2-55301
                               Investment Company Act Registration No. 811-2619


===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                           Pre-Effective Amendment No.                      [ ]


                         Post-Effective Amendment No. 31                    [X]


                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 22                            [X]


                        (Check appropriate box or boxes)

                                ----------------


                     PRUDENTIAL-BACHE MONEYMART ASSETS INC.

               (Exact name of registrant as specified in charter)

                                ONE SEAPORT PLAZA
                            NEW YORK, NEW YORK 10292
               (Address of Principal Executive Offices) (Zip Code)

                                ----------------

       Registrant's Telephone Number, Including Area Code: (212) 214-1250
                               S. Jane Rose, Esq.
                                One Seaport Plaza
                            New York, New York 10292
                     (Name and Address of Agent for Service)
   Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

 It is proposed that this filing will become effective (check appropriate box):

       [ ]   immediately upon filing pursuant to paragraph (b)


       [ ]   on (date) pursuant to paragraph (b)


       [ ]   60 days after filing pursuant to paragraph (a)(1)



       [X]   on March 4, 1996 pursuant to paragraph (a)(1)



       [ ]   75 days after filing pursuant to paragraph (a)(2)

       [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.
             If appropriate, check the following box:

       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                ----------------

     Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant will file a notice under such Rule for its fiscal year ending December 31, 1995 on or before February 29, 1996.


===============================================================================

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)


N-1A Item No.                                               Location
-------------                                               --------
Part A
Item  1.   Cover Page ...................................   Cover Page

Item  2.   Synopsis .....................................   Fund Expenses

Item  3.   Condensed Financial Information ..............   Fund Expenses; Financial Highlights;
                                                            Calculation of Yield

Item  4.   General Description of Registrant ............   Cover Page; How the Fund Invests;
                                                            General Information

Item  5.   Management of the Fund .......................   Financial Highlights; How the Fund Is
                                                            Managed; General Information

Item  6.   Capital Stock and Other Securities ...........   Taxes, Dividends and Distributions;
                                                            General Information

Item  7.   Purchase of Securities Being Offered .........   How the Fund is Managed; How the
                                                            Fund Values Its Shares

Item  8.   Redemption or Repurchase .....................   How the Fund is Managed; General
                                                            Information

Item  9.   Pending Legal Proceedings ....................   Not Applicable

Part B

Item 10.   Cover Page ...................................   Cover Page

Item 11.   Table of Contents ............................   Table of Contents

Item 12.   General Information and History ..............   General Information and History

Item 13.   Investment Objectives and Policies ...........   Investment Objective and Policies;
                                                            Investment Restrictions

Item 14.   Management of the Fund .......................   Directors and Officers; Manager;
                                                            Distributor

Item 15.   Control Persons and Principal
           Holders of Securities ........................   Not Applicable

Item 16.   Investment Advisory and Other Services .......   Manager; Distributor; Custodian,
                                                            Transfer and Dividend Disbursing
                                                            Agent and Independent Accountants

Item 17.   Brokerage Allocation and Other Practices .....   Portfolio Transactions

Item 18.   Capital Stock and Other Securities ...........   Not Applicable

Item 19.   Purchase, Redemption and Pricing
           of Securities Being Offered ..................   Purchase and Redemption of Fund
                                                            Shares; Shareholder Investment
                                                            Account

Item 20.   Tax Status ...................................   Taxes

Item 21.   Underwriters .................................   Distributor

Item 22.   Calculation of Performance Data ..............   Calculation of Yield

Item 23.   Financial Statements .........................   Financial Statements


Part C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

     The Prospectuses, as supplemented, are incorporated herein by reference in their entirety from Post-Effective Amendment No. 30 to Registrant's Registration Statement (File No. 2-55301) filed on October 31, 1995.

     The Statement of Additional Information, as supplemented, is incorporated herein by reference in its entirety from Post-Effective Amendment No. 30 to Registration Statement (File No. 2-55301) filed on October 31, 1995.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements:

     (1) Financial Statements included in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement:

            Financial Highlights.

     (2) Financial Statements included in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement:

            Portfolio of Investments as of December 31, 1994 and as of June 30, 1995 (unaudited).

            Statement of Assets and Liabilities as of December 31, 1994 and as of June 30, 1995 (unaudited).

            Statement of Operations for the Year Ended December 31, 1994 and for the six months ended June 30, 1995 (unaudited).

            Statement of Changes in Net Assets for the Years Ended December 31, 1994 and 1993 and for the six months ended June 30, 1995 (unaudited).

            Notes to Financial Statements

            Financial Highlights

            Independent Auditors' Report

     (b) Exhibits:

     1. (a) Articles of Amendment, incorporated by reference to Exhibit No. 1 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on May 1, 1989 (File No. 2-55301). Amendment to Articles of Incorporation, incorporated by reference to Exhibit No. 1 to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-55301). Articles of Incorporation, incorporated by reference to Exhibit No. 1 to the Registration Statement and Post-Effective Amendment No. 1 to the Registration Statement (File No. 2-55301), as amended on Form N-1Q filed on July 29, 1982 (File No. 811-2619).

          (b) Articles Supplementary, incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on March 2, 1990 (File No. 2-55301).

     2. By-Laws, incorporated by reference to Exhibit No. 2 to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on February 24, 1995 (File No. 2-55301).

     4. (a) Form of stock certificate, incorporated by reference to Exhibit No. 4 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on February 29, 1988 (File No. 2-55301).

          (b) Instruments defining rights of shareholders incorporated by reference to Exhibits 1(a), 1(b) and 2 to Post-Effective Amendment No. 28 to this Registration Statement on Form N-1A filed on February 17, 1993 (File No. 2-55301).

     5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on May 1, 1989 (File No. 2-55301).

          (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on May 1, 1989 (File No. 2-55301).

     6. (a) Distribution Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc., incorporated by reference to Exhibit No. 6 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on May 1, 1989 (File No. 2-55301).


          (b) Amended and Restated Distribution Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc., incorporated by reference to Exhibit No. 6(b) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed on February 17, 1994 (File No. 2-55301).

          (c) Form of Distribution Agreement for Class Z shares, incorporated by reference to Exhibit No. 6(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed via EDGAR on October 31, 1995 (File No. 2-55301).


     8. Custodian Contract with State Street Bank and Trust Company, incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on April 12, 1991 (File No. 2-55301).

     9. Transfer Agency and Service Agreement, incorporated by reference to Exhibit No. 9(a) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on February 29, 1988 (File No. 2-55301).

     10. (a) Opinion of Gardner, Carton & Douglas, incorporated by reference to Exhibit No. 3(b) to Post-Effective Amendment No. 9 to the
          Registration Statement on Form N-1A (File No. 2-55301).

          (b) Opinion of Gardner, Carton & Douglas, incorporated by reference to Exhibit No. 10(b) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on February 25, 1993
          (File No. 2-55301).


          (c) Opinion of Gardner, Carton & Douglas, incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on February 24, 1995 (File No. 2-55301).


     11.  Consent of Independent Accountants.*

     15. (a) Plan of Distribution, incorporated by reference to Exhibit No. 15 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on May 1, 1989 (File No. 2-55301).

          (b) Distribution and Service Plan between the Registrant and Prudential Mutual Fund Distributors, Inc., incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 28 on Form N-1A filed on February 17, 1994 (File No. 2-55301).



     17. Financial Data Schedule, filed as Exhibit No. 17 to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed via EDGAR on October 31, 1995 (File No. 2-55301).

     18. Rule 18f-3 Plan, incorporated by reference to Exhibit No. 18 to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed via EDGAR on October 31, 1995 (File No. 2-55301).


------------
*Filed herewith.

Item 25. Persons Controlled by or under Common Control with Registrant

     None.

Item 26. Number of Holders of Securities


     As of December 1, 1995, there were 1,120,547 record holders of common stock, $.10 par value per share.


Item 27. Indemnification.

     As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 ("Investment Company Act") and pursuant to Article X of the Registrant's By-Laws (Exhibit 2 to the Registration Statement) and Section 2-418 of the Maryland General Corporation Law, officers, directors, employees and agents of the Registrant may be indemnified against certain liabilities in connection with the Registrant except liabilities arising from misfeasance, bad faith, gross negligence or reckless disregard in the conduct of their respective duties. As permitted by Section 17(i) of the Investment Company Act, pursuant to Section 9 of the Distribution Agreement (Exhibit 6 to the Registration Statement), Prudential Mutual Fund Distributors, Inc., as Distributor of the Fund, may be indemnified against certain liabilities it may incur. Such Article X of the By-Laws and Section 9 of the Distribution Agreement are hereby incorporated by reference in their entirety.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Section 8 of the Management Agreement (Exhibit 5(a) to the Registration Statement) limits the liability of Prudential Mutual Fund Management, Inc. ("PMF") to losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the Investment Company Act) or losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by PMF of its obligations and duties under the Management Agreement. Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limits the liability of The Prudential Investment Corporation ("PIC") to losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from reckless disregard by PIC of its obligations and duties under the Subadvisory Agreement.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Commission under the Investment Company Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

     The Registrant maintains an insurance policy insuring its officers and directors against certain liabilities and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting conflict of interest, intentional non-compliance with statutes or regulations or dishonesty, fraudulent or criminal acts or omissions. The insurance policy also insures the Registrant against the costs of indemnification payments to officers and directors under certain circumstances.


Item 28. Business and other Connections of Investment Adviser


     (a) Prudential Mutual Fund Management, Inc.

     See "Manager" in the Statement of Additional Information.


     The business and other connections of PMF directors and officers are listed in Schedules A and D of Form ADV of PMF as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed on March 30, 1995).


     The business and other connections of the directors and officers of PMF are set forth below. Except as otherwise indicated, the address of each person is One Seaport Plaza, New York, NY 10292.


Name and Address              Position with PMF                                Principal Occupations
----------------              -----------------                                ---------------------

Brendan D. Boyle              Executive Vice President,           Executive Vice President, Director of Marketing and
                              Director of Marketing and             Director, PMF; Senior Vice President, Prudential Securities
                              Director                              Incorporated (Prudential Securities); Chairman and Director
                                                                    of Prudential Mutual Fund Distributors, Inc. (PMFD)



Stephen P. Fisher             Senior Vice President               Senior Vice President, PMF; Senior Vice President,
                                                                    Prudential Securities; Vice President, PMFD


Frank W. Giordano             Executive Vice President,           Executive  Vice President, General Counsel, Secretary and
                              General Counsel,                      Director, PMF and PMFD; Senior Vice President, Prudential
                              Secretary and Director                Securities; Director, Prudential Mutual Fund Services, Inc.
                                                                    (PMFS)



Robert F. Gunia               Executive Vice President,          Executive Vice President, Chief Financial and Administrative
                              Chief Financial and                  Officer, Treasurer and Director, PMF; Senior Vice President,
                              Administrative Officer,              Prudential Securities; Executive Vice President, Chief
                              Treasurer and Director               Financial Officer,Treasurer and Director, PMFD; Director,
                                                                   PMFS


Theresa A. Hamacher           Director                           Director, PMF; Vice President, The Prudential Insurance
Prudential Plaza                                                   Company of America (Prudential); Vice President, The
Newark, NJ 07102                                                   Prudential Investment Corporation (PIC)



Timothy J. O'Brien            Director                           President, Chief Executive Officer, Chief Operating Officer
Raritan Plaza One                                                  and Director, PMFD; Chief Executive Officer and Director,
Edison, NJ 08837                                                   PMFS; Director, PMF





Name and Address              Position with PMF                             Principal Occupations
----------------              -----------------                             ---------------------

Richard A. Redeker            President, Chief Executive         President, Chief Executive Officer and Director, PMF;
                              Officer and Director                 Executive Vice President, Director and Member of Operating
                                                                   Committee, Prudential Securities; Director, Prudential
                                                                   Securities Group, Inc. (PSG); Executive Vice President, PIC;
                                                                   Director, PMFD; Director, PMFS

S. Jane Rose                  Senior Vice President,             Senior Vice President, Senior Counsel and Assistant
                              Senior Counsel and Assistant         Secretary, PMF; Senior Vice President and Senior Counsel,
                              Secretary                            Prudential Securities




     (b) The Prudential Investment Corporation (PIC)

     See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.


Name and Address              Position with PIC                             Principal Occupations
----------------              -----------------                             ---------------------

William M. Bethke             Senior Vice President        Senior Vice President, Prudential; Senior Vice President, PIC
Two Gateway Center
Newark, NJ 07102

John D. Brookmeyer, Jr.       Senior Vice President and    Senior Vice President, Prudential; Senior Vice President and
51 JFK Parkway                Director                       Director, PIC
Short Hills, NJ 07078

Barry M. Gillman              Director                     Director, PIC

Theresa A. Hamacher           Vice President               Vice President, Prudential; Vice President, PIC; Director,
                                                             PMF

Harry E. Knapp, Jr.           President, Chairman of the   President, Chairman of the Board, Director and Chief
                              Board, Director and Chief      Executive Officer, PIC; Vice President, Prudential
                              Executive Officer


William P. Link               Senior Vice President        Executive Vice President, Prudential;
Four Gateway Center                                          Senior Vice President, PIC
Newark, NJ 07102

Richard A. Redeker             Executive Vice President    President, Chief Executive Officer and Director, PMF;
                                                             Executive Vice President, Director and Member of Operating
                                                             Committee, Prudential Securities; Director, PSG; Executive
                                                             Vice President, PIC; Director, PMFD; Director, PMFS

Eric A. Simonson              Vice President and Director  Vice President and Director, PIC; Executive Vice President,
                                                             Prudential


Claude J. Zinngrabe, Jr.      Executive Vice President     Vice President, Prudential; Executive Vice President, PIC


Item 29. Principal Underwriters

     (i) Prudential Mutual Fund Distributors, Inc.



     Prudential Mutual Fund Distributors, Inc. is distributor for Command Government Fund, Command Money Fund, Command Tax-Free Fund, Prudential California Municipal Fund (California Money Market Series), Prudential Government Securities Trust (Money Market Series and U.S. Treasury Money Market Series), Prudential Institutional Liquidity Portfolio, Inc., Prudential-Bache MoneyMart Assets Inc. (d/b/a/ Prudential MoneyMart Assets), Prudential Municipal Series Fund (Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series), Prudential-Bache Special Money Market Fund, Inc. (d/b/a Prudential Special Money Market Fund), Prudential-Bache Tax-Free

Money Fund, Inc. (d/b/a Prudential Tax-Free Money Fund), and for Class A shares of Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (Florida Series, Hawaii Income Series, Maryland Series, Massachusetts Series, Michigan Series, New Jersey Series, North Carolina Series, Ohio Series and Pennsylvania Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund and Prudential Utility Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund) and The BlackRock Government Income Trust.


     (b) Prudential Mutual Fund Distributors, Inc.




                              Positions and                                                               Positions and
                              Offices with                                                                Offices with
Name(1)                       Underwriter                                                                 Registrant
-------                       -------------                                                               -------------
Joanne Accurso-Soto ......    Vice President                                                              None

Dennis N. Annarumma.......    Vice President, Assistant Treasurer and Assistant Comptroller               None

Phyllis J. Berman ........    Vice President                                                              None
Brendan D. Boyle .........    Chairman and Director                                                       None
Stephen P. Fisher ........    Vice President                                                              None
Frank W. Giordano ........    Executive Vice President, General Counsel, Secretary and Director           None


Robert F. Gunia ..........    Executive Vice President, Chief Financial Officer, Treasurer and Director   Vice President



Timothy J. O'Brien .......    President, Chief Executive Officer, Chief Operating Officer and Director    None
Raritan Plaza One
Edison, NJ 08837


Richard A. Redeker .......    Director                                                                    Director and
                                                                                                          President



Andrew J. Varley .........    Vice President                                                              None
Raritan Plaza One
Edison, NJ 08837




---------------


(1) The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated.



     (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102, the Registrant, One Seaport Plaza, New York, New York 10292, and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-1(f) will be kept at Two
Gateway Center, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.

Item 31. Management Services


     Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed--Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.


Item 32. Undertakings


     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 20 day of December, 1995.


                                        PRUDENTIAL-BACHE MONEYMART ASSETS INC.

                                        /s/ RICHARD A. REDEKER
                                        -------------------------------------
                                            (Richard A. Redeker, President)


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                           Title                       Date
       ---------                           -----                       ----

  /s/ RICHARD A. REDEKER           President and Director      December 20, 1995
-------------------------------
      Richard A. Redeker

  /s/ DELAYNE D. GOLD              Director                    December 20, 1995
-------------------------------
      Delayne D. Gold

  /s/ HARRY A. JACOBS, JR.         Director                    December 20, 1995
-------------------------------
      Harry A. Jacobs, Jr.

  /s/ THOMAS A. OWENS, JR.         Director                    December 20, 1995
-------------------------------
      Thomas A. Owens, Jr.

  /s/ SIDNEY M. SPIELVOGEL         Director                    December 20, 1995
-------------------------------
      Sidney M. Spielvogel

  /s/ NANCY HAYS TEETERS           Director                    December 20, 1995
-------------------------------
      Nancy Hays Teeters

  /s/ ROBERT H. WELLINGTON         Director                    December 20, 1995
-------------------------------
      Robert H. Wellington

  /s/ GRACE TORRES                 Principal Financial and     December 20, 1995
-------------------------------      Accounting Officer
      Grace Torres

                                  EXHIBIT INDEX

1. (a) Articles of Amendment, incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on May 1, 1989 (File No. 2-55301). Amendment to Articles of Incorporation, incorporated by reference to Exhibit No. 1 to Post-Effective Amendment No. 20 to the Registration Statement on Form N1-A (File No. 2-55301). Articles of Incorporation, incorporated by reference to Exhibit No. 1 to the Registration Statement and Post-Effective Amendment No. 1 to the Registration Statement (File No. 2-55301), as amended in Form N-1Q filed on July 29, 1982 (File No. 811-2619).

     (b) Articles Supplementary, incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on March 2, 1990 (File No. 2-55301).

2. By-Laws, incorporated by reference to Exhibit No. 2 to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on February 24, 1995 (File No. 2-55301).



4. (a) Form of stock certificate, incorporated by reference to Exhibit No. 4 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on February 29, 1988 (File No. 2-55301).



     (b) Instruments defining rights of shareholders incorporated by reference to Exhibits 1(a), 1(b) and 2 to Post-Effective Amendment No. 28 to this Registration Statement on Form N-1A filed on February 17, 1993 (File No. 2-55301).

5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on May 1, 1989 (File No. 2-55301).

     (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on May 1, 1989 (File No. 2-55301).

6. (a) Distribution Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc., incorporated by reference to Exhibit No. 6 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on May 1, 1989 (File No. 2-55301).

     (b) Amended and Restated Distribution Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc., incorporated by reference to
     Exhibit 6(b) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed on February 17, 1994 (File No. 2-55301).


     (c) Form of Distribution Agreement for Class Z Shares, incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 31, 1995 (File No. 2-55301).

8. Custodian Contract with State Street Bank and Trust Company, incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on April 12, 1991 (File No. 2-55301).



9. Transfer Agency and Service Agreement, incorporated by reference to Exhibit No. 9(a) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on February 28, 1988 (File No. 2-55301).



10. (a) Opinion of Gardner, Carton & Douglas, incorporated by reference to Exhibit No. 3(b) to Post-Effective Amendment No. 9 to the Registration Statement (File No. 2-55301).



     (b) Opinion of Gardner, Carton & Douglas, incorporated by reference to
     Exhibit 10(b) to Post-Effective Amendment No. 27 to the Registration Statement filed on February 25, 1993 (File No. 2-55301).

     (c) Opinion of Gardner, Carton & Douglas, incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on February 24, 1995 (File No. 2-55301).

11.  Consent of Independent Accountants.*

15. (a) Plan of Distribution, incorporated by reference to Exhibit No. 15 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-55301).



     (b) Distribution and Service Plan between the Registrant and Prudential Mutual Fund Distributors, Inc., incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 28 on Form N-1A filed on February 17, 1994 (File No. 2-55301).

17. Financial Data Schedule, filed as Exhibit 17 to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 31, 1995 (File No. 2-55301).

18. Rule 18f-3 Plan, incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 31, 1995 (File No. 2-55301).


----------------
* Filed herewith.